Commitments and Contingencies - Purchase Obligations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Inventories [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 34.1
Unrecorded Unconditional Purchase Obligation, Due 2012	26.1
Unrecorded Unconditional Purchase Obligation, Due 2013	3.0
Unrecorded Unconditional Purchase Obligation, Due 2014	5.0
Inventories [Member] | Disposable Products [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	3.5
Inventories [Member] | Electric Board and Touch Panel [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	3.2
Inventories [Member] | LifeCell [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	13.3
Services [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	7.9
Unrecorded Unconditional Purchase Obligation, Due 2012	5.4
Unrecorded Unconditional Purchase Obligation, Due 2013	2.5
Novadaq Sales and Marketing Agreement [Member] | Inventories [Member] | LifeCell [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 8.0